ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	December 31, 2017	December 31, 2018
	RMB	RMB
Accrued payroll and welfare	7,932,653	8,934,828
Payables of test monitoring fees	2,452,035	2,432,153
Other current liabilities	17,633,833	6,744,958
Total accrued expenses and other payables	28,018,521	18,111,939